Aggregate Annual Maturities of Long-Term Debt Outstanding (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long Term Debt Maturities Repayments Of Principal [Line Items]
2012	¥ 3,702
2013	1,528
2014	1,132
2015	457
2016	105
Thereafter	146
Long-term debt, including current installments	¥ 7,070	¥ 9,260